Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,987,020
Previously Paid Amount	0.00
Total Fee Amount	2,898.31
Total Offset Amount	0.00
Net Fee	2,898.31
Narrative - Max Aggregate Offering Price	$ 20,987,020
Final Prospectus	true